Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2021
Entity Registrant Name	dei_EntityRegistrantName	Investment Managers Series Trust II
Entity Central Index Key	dei_EntityCentralIndexKey	0001587982
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 25, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 25, 2023
Prospectus Date	rr_ProspectusDate	Nov. 12, 2022
First Trust Multi-Strategy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

First Trust Multi-Strategy Fund

Class A Shares – OMOAX

Class C Shares – OMOCX

Class I Shares – OMOIX

A series of Investment Managers Series Trust II

Supplement dated January 25, 2023, to the

Prospectus dated November 12, 2022.

Effective immediately, the following disclosure is added to the “Principal Investment Strategies – Summary Section” section beginning on page 2 of the Prospectus and to the “Principal Investment Strategies – More About the Fund’s Investment Objectives, Principal Investment Strategies and Risks” section beginning on page 14 of the Prospectus.

Special Purpose Acquisition Companies. FTCM may also invest Fund assets in stock, warrants, and other securities of special purpose acquisition companies or similar special purpose entities (collectively, “SPACs”), which are collective investment structures that pool funds in order to seek potential acquisition opportunities. In selecting SPACs for investment, FTCM analyzes the attractiveness of the SPAC through the life of the SPAC from IPO to liquidation. FTCM evaluates pre- and post-merger announcements, the potential rate of return, the length of time until the proposed transaction closes or SPAC liquidates, and the potential risk to the Fund in the event the proposed acquisition/liquidation does not close on time and is extended. SPACs provide the opportunity for public shareholders to have some or all of their shares redeemed by the SPAC in connection with certain corporate events, such as an amendment to its charter or an acquisition. The Fund may sell its investments in SPACs at any time, but generally looks to sell/redeem prior to the completion of the acquisition or liquidation.

In addition, effective immediately, the Fund will not invest in initial public offerings as part of its principal investment strategy. Accordingly, the third bullet point of the seventh paragraph under the “Principal Investment Strategies – Summary Section” section beginning on page 2 of the Prospectus and of the first paragraph under the “Principal Investment Strategies – More About the Fund’s Investment Objectives, Principal Investment Strategies and Risks” section on page 13 of the Prospectus is deleted in its entirety. In addition, the discussion of “IPO risk” in the “Principal Risks of Investing” section on page 9 of the Prospectus and the “Principal Risks of Investing – More About the Fund’s Investment Objectives, Principal Investment Strategies and Risks” section on page 27 of the Prospectus is deleted in its entirety.

Additionally, effective immediately, the following disclosure is added to the “Principal Risks of Investing – Summary Section” section beginning on page 4 of the Prospectus.

SPACs risk. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any warrants issued by the SPAC will expire worthless. As SPACs and similar entities generally have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or subject to restrictions on resale.

Additionally, effective immediately, the following disclosure is added to the “Principal Risks of Investing – More About the Fund’s Investment Objectives, Principal Investment Strategies and Risks” section beginning on page 16 of the Prospectus.

SPACs risk. Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market fund securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact the Fund’s ability to meet its investment objective. If an acquisition that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses, and any warrants issued by the SPAC will expire worthless. Therefore, the Fund may suffer a complete loss of its investment in a SPAC’s warrants. As SPACs and similar entities generally have no operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, these securities, which are typically traded in the over-the-counter market, may be considered illiquid and/or subject to restrictions on resale. An investment in a SPAC is subject to a variety of additional risks, including that (i) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders; (ii) an acquisition or merger, once effected, may prove unsuccessful and an investment in the SPAC may lose value; (iii) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (iv) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (v) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (vi) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Please retain this Supplement with your records.